RELATED-PARTY BALANCES AND TRANSACTIONS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings	R$ 16,505,166	R$ 18,680,356
Tax foreclosure	9,562	12,824
Others	402,796	485,933
Total	16,917,524	24,893,406
Guarantees [member]
IfrsStatementLineItems [Line Items]
Borrowings	13,867,929	15,346,375
Others	396,780	479,795
Total	14,264,709	21,540,463
Local Currency [Member] | Guarantees [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,637,237	3,333,981
Tax foreclosure	9,562	12,824
Others	6,016	6,138
Total	R$ 2,652,815	3,352,943
Local Currency [Member] | Guarantees [member] | Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 09/19/2056 and Indefinite
Borrowings	R$ 2,096,291	2,486,926
Tax foreclosure	9,365	12,627
Others	3,853	3,384
Total	R$ 2,109,509	2,502,937
Local Currency [Member] | Guarantees [member] | Controladas Do Grupo [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 12/21/2024 and indefinite
Borrowings		771
Tax foreclosure	R$ 197	197
Others	2,163	2,754
Total	R$ 2,360	3,722
Local Currency [Member] | Guarantees [member] | C S N Mineracao [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 12/21/2024
Borrowings	R$ 540,946	846,284
Total	540,946	846,284
Foreign Currency [Member] | Guarantees [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings	2,565,000	2,750,000
Others		1,025,000
Total	2,565,000	3,775,000
Foreign Currency [Member] | Guarantees [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Others	75,000	75,000
Total	R$ 75,000	75,000
Foreign Currency [Member] | Guarantees [member] | C S N Inova Ventures [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturities	01/28/2028
Borrowings	R$ 1,300,000	1,300,000
Total	R$ 1,300,000	1,300,000
Foreign Currency [Member] | Guarantees [member] | C S N Resources [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturities	Up to 04/17/2026
Borrowings	R$ 1,150,000	1,450,000
Total	R$ 1,150,000	1,450,000
Foreign Currency [Member] | Guarantees [member] | C S N Cimentos [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturities	Indefinite
Borrowings	R$ 115,000
Others		1,025,000
Total	R$ 115,000	1,025,000
Foreign Currency [Member] | Guarantees [member] | Lusosider Acos Planos [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Maturities	Indefinite
Others	R$ 75,000	75,000
Total	R$ 75,000	R$ 75,000